Transfers of Financial Assets and Servicing Rights - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Mortgage Servicing Fees Excluding Fair Value	$ 49,200,000	$ 47,700,000	$ 46,500,000
Weighted average mortgage servicing fees	0.27%	0.27%
Weighted Average Small Business Administration Servicing Fees	1.04%	1.04%
Loans With Recourse [Member]
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Loans serviced	3,500,000,000	4,000,000,000
Buy Back Option Program [Member]
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Mortgage loans related to buy-back option program	180,000,000	168,000,000
Residential Mortgage
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Mortgage securitizations, net gains	24,100,000	15,000,000
Loans
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Servicing rights on whole loan sales, principal balance	134,000,000	86,000,000
Whole loans sales, net gains	2,900,000	1,900,000
Serviced Mortgage Loans [Member]
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Loans serviced	17,300,000,000	18,400,000,000
Serviced Small Business Administration Commercial Loans [Member]
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Loans serviced	$ 514,000,000	$ 531,000,000